SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 02, 2022 shares $ / shares	Jan. 02, 2022 USD ($) gal shares $ / shares	Jan. 03, 2021 shares $ / shares	Jan. 03, 2021 USD ($) shares	Jan. 02, 2022 shares $ / shares	Jan. 03, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares)	12,000,632				12,000,632
Number of shares remained authorized for future issuance under the plan (in shares)	132,596				132,596
Outstanding options exercisable (in shares)			1,304,338			1,304,338
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 36.85		$ 36.73
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | (per share)	$ 48.12	$ 40.58	$ 30.48
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 5.09
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 37,660		$ 1,954
Shares granted (in shares)				1,387,000
Exercise price, share options granted | $ / shares		$ 26.43
Stock Appreciation Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 5.60
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 1,500		$ 100
Shares granted (in shares) | gal		824,406
Exercise price, share options granted | $ / shares		$ 30
Vesting period		2 years
Number of outstanding shares vested (in shares) | gal		0
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ (200)		$ 600
Vesting period		5 years
Number of outstanding shares vested (in shares)		0		0
Percentage of awards contingent on achievement of performance conditions		50.00%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 2,800		$ 1,800
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 33,300		$ (500)
Vesting period		3 years
Number of outstanding shares vested (in shares)		0		0
Ratio of awards that can vest to the actual number of shares awarded		2
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	1,235,845				1,235,845
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	433,962		334,448		433,962	334,448
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares					$ 29.01	$ 29.01